Dreyfus International Bond Fund

Incorporated herein by reference is a supplement to the above-referenced funds' prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 1, 2017 (SEC Accession No. 0000053808-17-000092).